Revenue and Expenses, Net Gains (Losses) from Trading Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	$ 5,147	$ 5,366	$ 4,879
Interest rate [Member]
Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	1,762	823	444
Commodity [Member]
Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	809	464	452
Equity [Member]
Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	1,181	1,195	1,106
Foreign Exchange
Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	902	2,299	2,124
Credit [Member]
Net Gains (Losses) from Trading Activities [Line Items]
Total net gains (losses) from trading activities	$ 493	$ 585	$ 753